Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties
Note 10. Risks and Uncertainties
Plan assets are invested in funds and securities as directed by Plan participants. These investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Accordingly, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.